SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION [Text Block]

14. SEGMENTED INFORMATION

The Company operates in one industry and has one reportable operating segment, consisting of acquiring and managing gold, silver, and copper royalties, streams, and similar production-based interests, which is managed and reviewed by the Company’s CEO who is the chief operating decision maker.

Revenue by geographical region includes revenues earned from royalty and streams and is determined by the geographic area of the mining operations giving rise to the royalty revenue. The Company’s revenue by geographical area during the years ended December 31, 2025, and 2024 was as follows:

	Year ended
	December 31,	December 31,
	2025	2024
Revenue by geographical region:
Australia	$966	$-
Brazil	4,501	1,116
Mexico	3,280	2,987
USA	2,992	1,779
Total revenue	$11,739	$5,882

The geographical region of royalties, streams, and other mining interests are determined by the geographic area of the mining operations related to the royalties, streams and other mining interests. As at December 31, 2025, and 2024, non-current assets were located in the following geographical regions:

	As at
	December 31,	December 31,
	2025	2024
Non-current assets by geographical region:
Argentina	$41,711	$41,711
Australia	6,974	7,010
Brazil	15,067	15,811
Canada	40,303	37,866
Chile	62,419	62,765
Mexico	48,875	49,902
USA	39,781	40,240
Other	304	416
Total non-current assets	$255,434	$255,721